BetaBuilders MSCI US REIT ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	91 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI USA INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.75%	13.87%	14.50%
MSCI US REIT CUSTOM CAPPED INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.97%	6.36%	5.91%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		1.86%	6.23%	5.78%
Performance Inception Date	Jun. 15, 2018
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.77%	5.14%	4.68%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.32%	4.47%	4.12%